Inventories (Details Textual) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 1,877,113	$ 1,962,689	$ 3,296,095